Derivatives Instruments (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
15. Derivative Instruments
Cash collateral provided to others	$ 224	$ 212
Cash collateral received from others	112	100
Total fair value of these derivatives, in a liability position	$ 1,078	$ 682